Revenue - Schedule of Disaggregation of Revenue (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total services revenue		$ 954	$ 19,844	$ 888
Grant revenue		574	3,380	3,557
Total revenue		1,528	23,224	4,445
Project revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total services revenue		533	19,065	300
Engineering services revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total services revenue		$ 421	$ 779	$ 588